Leases - Supplemental cash flows information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payments for operating leases	¥ 1,627,155	¥ 1,159,891	¥ 610,490
Operating cash flows payments for finance leases (interest payments)	6,000	0	0
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 3,381,451	¥ 3,010,986	¥ 2,071,200